UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: January 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	January 31, 2021

WESTERN ASSET

SHORT DURATION INCOME ETF

WINC

Beginning in or after January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Legg Mason Funds held in your account with your financial intermediary.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks current income.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short Duration Income ETF for the six-month reporting period ended January 31, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 26, 2021

II	Western Asset Short Duration Income ETF

Performance review

For the six months ended January 31, 2021, Western Asset Short Duration Income ETF generated a 4.47% return on a net asset value (“NAV”)i basis and 4.66% based on its market priceii per share.

The performance table shows the Fund’s total return for the six months ended January 31, 2021 based on its NAV and market price. The Fund’s broad-based market index, the Bloomberg Barclays U.S. Corporate 1 – 5 Year Indexiii, returned 1.20% over the same timeframe. The Lipper Short Investment Grade Debt Funds Category Averageiv returned 1.74% for the same period. Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of January 31, 2021 (unaudited)
	6 months
Western Asset Short Duration Income ETF:
$26.21 (NAV)	4.47	%*†
$26.28 (Market Price)	4.66	%*‡
Bloomberg Barclays U.S. Corporate 1 – 5 Year Index	1.20%
Lipper Short Investment Grade Debt Funds Category Average	1.74%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Effective July 1, 2020, market price returns are typically based upon the official closing price of the Fund’s shares. Prior to July 1, 2020, market price returns generally were based upon the mid-point between the bid and ask on the Fund’s principal trading market when the Fund’s NAV was determined, which was typically 4:00 p.m. Eastern time (U.S.). Market price performance reported for periods prior to July 1, 2020 continues to reflect market prices calculated based upon the mid-point between the bid and ask on the Fund’s principal trading market typically as of 4:00 p.m. Eastern time (U.S.). These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated November 25, 2020, the gross total annual fund operating expense ratio for the Fund was 0.29%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

Western Asset Short Duration Income ETF	III

Performance review (cont’d)

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price, which typically is based upon the official closing price of the Fund’s shares.

Looking for additional information?

The Fund’s daily NAV is available on-line at www.leggmason.com/etf. The Fund is traded under the symbol “WINC” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 26, 2021

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks; and possible loss of principal. As interest rates rise, the value of fixed income securities falls. High-yield securities include greater price volatility, illiquidity, and possibility of default. International investments are subject to special risks, including currency fluctuations, social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. The use of leverage may increase volatility and possibility of loss. Potential active and frequent trading may result in higher transaction costs and increased investor liability. Asset-backed, mortgage-backed or mortgage related securities are subject to prepayment and extension risks. Active management and diversification do not ensure gains or protect against market declines. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	Western Asset Short Duration Income ETF

[i]	Net Asset Value (“NAV”) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

ii	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.

iii

The Bloomberg Barclays U.S. Corporate 1-5 Year Index is an unmanaged index that measures the performance of the investment grade, fixed-rate, taxable 1-5 year maturity corporate bond market. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers.

iv

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended January 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 377 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Short Duration Income ETF	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of January 31, 2021 and July 31, 2020 and does not include derivatives such as futures contracts. The composition of the Fund’s investments is subject to change at any time.

Western Asset Short Duration Income ETF 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on August 1, 2020 and held for the six months ended January 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
4.47%	$1,000.00	$1,044.70	0.29%	$1.49	5.00%	$1,000.00	$1,023.74	0.29%	$1.48

[1]	For the six months ended January 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

2	Western Asset Short Duration Income ETF 2021 Semi-Annual Report

Schedule of investments (unaudited)

January 31, 2021

Western Asset Short Duration Income ETF

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 84.4%
Communication Services — 5.5%
Diversified Telecommunication Services — 0.2%
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	$20,000	$19,492
Interactive Media & Services — 0.4%
Alphabet Inc., Senior Notes	1.100%	8/15/30	30,000	29,059
Media — 4.2%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	30,000	31,518
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	50,000	57,640
Comcast Corp., Senior Notes	3.400%	4/1/30	10,000	11,361
Comcast Corp., Senior Notes	3.750%	4/1/40	10,000	11,644
Fox Corp., Senior Notes	5.476%	1/25/39	10,000	13,342
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	180,000	209,429
Total Media				334,934
Wireless Telecommunication Services — 0.7%
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	10,000	10,036
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	20,000	20,491	(a)
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	10,000	9,992	(a)
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	10,000	11,711	(a)
Total Wireless Telecommunication Services				52,230
Total Communication Services				435,715
Consumer Discretionary — 9.0%
Automobiles — 4.6%
General Motors Co., Senior Notes	6.125%	10/1/25	10,000	12,046
General Motors Co., Senior Notes (3 mo. USD LIBOR + 0.900%)	1.130%	9/10/21	10,000	10,025	(b)
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	40,000	41,176
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	40,000	42,380
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 1.310%)	1.550%	6/30/22	50,000	50,473	(b)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	200,000	210,064	(a)
Total Automobiles				366,164

.

See Notes to Financial Statements.

Western Asset Short Duration Income ETF 2021 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Short Duration Income ETF

Security	Rate	Maturity Date	Face Amount	Value
Hotels, Restaurants & Leisure — 2.9%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	$200,000	$200,972	(a)(c)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	10,000	10,379
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	20,000	17,700	(a)
Total Hotels, Restaurants & Leisure				229,051
Household Durables — 0.4%
DR Horton Inc., Senior Notes	2.500%	10/15/24	20,000	21,264
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	10,000	9,975
Total Household Durables				31,239
Internet & Direct Marketing Retail — 0.4%
Amazon.com Inc., Senior Notes	1.200%	6/3/27	20,000	20,244
Amazon.com Inc., Senior Notes	2.500%	6/3/50	10,000	9,901
Total Internet & Direct Marketing Retail				30,145
Multiline Retail — 0.3%
Dollar Tree Inc., Senior Notes	3.700%	5/15/23	20,000	21,381
Specialty Retail — 0.4%
Lowe’s Cos. Inc., Senior Notes	1.300%	4/15/28	30,000	29,795
Total Consumer Discretionary				707,775
Consumer Staples — 5.0%
Beverages — 0.5%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	10,000	11,589
Anheuser-Busch InBev Worldwide Inc., Senior Notes (3 mo. USD LIBOR + 0.740%)	0.964%	1/12/24	20,000	20,149	(b)
Coca-Cola Co., Senior Notes	2.500%	6/1/40	10,000	10,120
Total Beverages				41,858
Food & Staples Retailing — 0.3%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	10,000	10,247
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	10,000	10,058
Total Food & Staples Retailing				20,305
Food Products — 0.5%
Hershey Co., Senior Notes	1.700%	6/1/30	10,000	10,152
Mars Inc., Senior Notes	2.375%	7/16/40	10,000	9,951	(a)
Mondelez International Inc., Senior Notes	1.500%	2/4/31	20,000	19,372
Total Food Products				39,475
Household Products — 0.2%
Clorox Co., Senior Notes	1.800%	5/15/30	10,000	10,118
Kimberly-Clark Corp., Senior Notes	1.050%	9/15/27	10,000	10,062
Total Household Products				20,180

See Notes to Financial Statements.

4	Western Asset Short Duration Income ETF 2021 Semi-Annual Report

Western Asset Short Duration Income ETF

Security	Rate	Maturity Date	Face Amount	Value
Tobacco — 3.5%
Altria Group Inc., Senior Notes	3.800%	2/14/24	$150,000	$163,563
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	40,000	40,620
Cargill Inc., Senior Notes	1.375%	7/23/23	10,000	10,254	(a)
Cargill Inc., Senior Notes	0.750%	2/2/26	60,000	59,778	(a)(c)
Total Tobacco				274,215
Total Consumer Staples				396,033
Energy — 14.8%
Oil, Gas & Consumable Fuels — 14.8%
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	40,000	43,737
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	10,000	11,316
Continental Resources Inc., Senior Notes	4.500%	4/15/23	60,000	61,580
Devon Energy Corp., Senior Notes	5.850%	12/15/25	30,000	35,199
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	30,000	31,099
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	10,000	10,708
Dominion Energy Inc., Senior Notes	3.375%	4/1/30	10,000	11,169
Ecopetrol SA, Senior Notes	5.875%	9/18/23	50,000	55,657
Energy Transfer Operating LP, Senior Notes	4.200%	9/15/23	10,000	10,769
Energy Transfer Operating LP, Senior Notes	4.050%	3/15/25	80,000	87,262
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	50,000	52,738
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	10,000	10,722
EOG Resources Inc., Senior Notes	4.375%	4/15/30	10,000	11,890
EQT Corp., Senior Notes	3.000%	10/1/22	20,000	20,312
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	20,000	22,678
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	10,000	12,313
MEG Energy Corp., Senior Notes	7.125%	2/1/27	20,000	20,650	(a)
MPLX LP, Senior Notes	3.375%	3/15/23	10,000	10,559
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	210,000	203,175
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	10,000	10,938	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	10,625	(a)
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	20,000	20,034
Range Resources Corp., Senior Notes	5.000%	8/15/22	130,000	130,650
Range Resources Corp., Senior Notes	9.250%	2/1/26	30,000	32,694
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	20,000	26,235
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	10,000	10,448	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	10,000	10,989

See Notes to Financial Statements.

Western Asset Short Duration Income ETF 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Short Duration Income ETF

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	$16,000	$16,687
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	150,000	157,953
WPX Energy Inc., Senior Notes	4.500%	1/15/30	10,000	10,585
Total Energy				1,161,371
Financials — 23.3%
Banks — 15.5%
Bank of America Corp., Senior Notes (0.810% to 10/24/23 then SOFR + 0.740%)	0.810%	10/24/24	20,000	20,122	(b)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	10,000	10,122	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	70,000	73,443	(b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	200,000	235,102	(b)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	10,000	10,128
Citigroup Inc., Senior Notes (5.316% to 3/26/40 then SOFR + 4.548%)	5.316%	3/26/41	30,000	41,046	(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	214,890	(a)(b)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	10,000	14,535
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	10,000	10,491	(b)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	60,000	64,151	(b)
Natwest Group PLC, Senior Notes (3 mo. USD LIBOR + 1.470%)	1.691%	5/15/23	260,000	263,536	(b)
Svenska Handelsbanken AB, Senior Notes	0.625%	6/30/23	250,000	251,458	(a)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	10,000	11,996	(b)
Total Banks				1,221,020
Capital Markets — 1.6%
CI Financial Corp., Senior Notes	3.200%	12/17/30	20,000	20,298
Goldman Sachs Group Inc., Senior Notes	3.800%	3/15/30	10,000	11,534
Goldman Sachs Group Inc., Senior Notes (1.093% to 12/9/25 then SOFR + 0.789%)	1.093%	12/9/26	20,000	20,059	(b)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	20,000	26,870

See Notes to Financial Statements.

6	Western Asset Short Duration Income ETF 2021 Semi-Annual Report

Western Asset Short Duration Income ETF

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	$20,000	$21,008	(b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	20,000	21,260	(b)
Total Capital Markets				121,029
Consumer Finance — 0.4%
Synchrony Financial, Senior Notes	2.850%	7/25/22	30,000	30,961
Diversified Financial Services — 4.1%
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	260,000	287,343
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	41,450	37,098	(a)(d)
Total Diversified Financial Services				324,441
Insurance — 1.7%
American International Group Inc., Senior Notes	2.500%	6/30/25	10,000	10,656
American International Group Inc., Senior Notes	3.400%	6/30/30	10,000	11,159
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	40,000	40,337	(a)
Prudential Financial Inc., Senior Notes	1.500%	3/10/26	10,000	10,334
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	60,000	63,182	(a)
Total Insurance				135,668
Total Financials				1,833,119
Health Care — 4.4%
Biotechnology — 0.8%
AbbVie Inc., Senior Notes	2.950%	11/21/26	60,000	66,009
Health Care Equipment & Supplies — 0.7%
Becton Dickinson and Co., Senior Notes	2.894%	6/6/22	51,000	52,591
Health Care Providers & Services — 2.6%
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	10,000	11,407
Centene Corp., Senior Notes	4.750%	1/15/25	10,000	10,260
Centene Corp., Senior Notes	4.625%	12/15/29	10,000	11,087
Centene Corp., Senior Notes	3.375%	2/15/30	40,000	41,900
Cigna Corp., Senior Notes	2.400%	3/15/30	40,000	41,701
Cigna Corp., Senior Notes	3.200%	3/15/40	10,000	10,719
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	10,000	10,542
CVS Health Corp., Senior Notes	3.700%	3/9/23	2,000	2,133

See Notes to Financial Statements.

Western Asset Short Duration Income ETF 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Short Duration Income ETF

Security	Rate	Maturity Date	Face Amount	Value
Health Care Providers & Services — continued
CVS Health Corp., Senior Notes	2.625%	8/15/24	$30,000	$32,046
CVS Health Corp., Senior Notes	1.300%	8/21/27	20,000	20,050
CVS Health Corp., Senior Notes	4.250%	4/1/50	10,000	12,034
Total Health Care Providers & Services				203,879
Pharmaceuticals — 0.3%
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	20,000	19,763
Total Health Care				342,242
Industrials — 9.1%
Aerospace & Defense — 1.6%
Avolon Holdings Funding Ltd., Senior Notes	3.625%	5/1/22	2,000	2,045	(a)
Avolon Holdings Funding Ltd., Senior Notes	2.875%	2/15/25	10,000	10,170	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	20,000	21,592	(a)
Boeing Co., Senior Notes	4.875%	5/1/25	20,000	22,577
Boeing Co., Senior Notes	3.250%	2/1/28	10,000	10,623
General Dynamics Corp., Senior Notes	4.250%	4/1/50	17,000	22,209
Lockheed Martin Corp., Senior Notes	1.850%	6/15/30	10,000	10,338
Raytheon Technologies Corp., Senior Notes	3.125%	7/1/50	20,000	21,070
Total Aerospace & Defense				120,624
Airlines — 3.1%
Continental Airlines 2007-1 Class B Pass- Through Trust	6.903%	4/19/22	90,644	90,278
Continental Airlines Pass-Through Trust	9.798%	4/1/21	2,984	2,961
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	20,000	20,085
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	10,000	11,081	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	100,000	100,000
United Airlines Pass-Through Trust	4.875%	1/15/26	20,000	20,400	(c)
Total Airlines				244,805
Building Products — 0.5%
Carrier Global Corp., Senior Notes	2.493%	2/15/27	10,000	10,707
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, Senior Notes	1.750%	9/15/30	20,000	20,032
Lennox International Inc., Senior Notes	1.350%	8/1/25	10,000	10,215
Total Building Products				40,954
Commercial Services & Supplies — 0.4%
Republic Services Inc., Senior Notes	2.500%	8/15/24	30,000	31,927

See Notes to Financial Statements.

8	Western Asset Short Duration Income ETF 2021 Semi-Annual Report

Western Asset Short Duration Income ETF

Security	Rate	Maturity Date	Face Amount	Value
Industrial Conglomerates — 0.4%
3M Co., Senior Notes	3.700%	4/15/50	$10,000	$11,877
Honeywell International Inc., Senior Notes	1.950%	6/1/30	20,000	20,724
Total Industrial Conglomerates				32,601
Trading Companies & Distributors — 3.1%
Air Lease Corp., Senior Notes	3.000%	9/15/23	80,000	84,131
Air Lease Corp., Senior Notes	0.700%	2/15/24	20,000	19,841
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	130,000	141,018	(a)
Total Trading Companies & Distributors				244,990
Total Industrials				715,901
Information Technology — 8.3%
IT Services — 1.3%
Mastercard Inc., Senior Notes	3.300%	3/26/27	10,000	11,309
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	30,000	30,597
PayPal Holdings Inc., Senior Notes	2.400%	10/1/24	20,000	21,256
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	20,000	21,011
S&P Global Inc., Senior Notes	1.250%	8/15/30	10,000	9,710
Visa Inc., Senior Notes	1.100%	2/15/31	10,000	9,597
Total IT Services				103,480
Semiconductors & Semiconductor Equipment — 5.9%
Broadcom Inc., Senior Notes	5.000%	4/15/30	50,000	59,521
Broadcom Inc., Senior Notes	4.150%	11/15/30	30,000	33,981
Lam Research corp., Senior Notes	1.900%	6/15/30	10,000	10,231
Microchip Technology Inc., Senior Secured Notes	2.670%	9/1/23	20,000	20,912	(a)
Microchip Technology Inc., Senior Secured Notes	0.972%	2/15/24	20,000	20,015	(a)
Micron Technology Inc., Senior Notes	4.640%	2/6/24	80,000	88,951
NVIDIA Corp., Senior Notes	3.700%	4/1/60	10,000	11,976
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	3.400%	5/1/30	10,000	11,168	(a)
TSMC Global Ltd., Senior Notes	0.750%	9/28/25	210,000	209,313	(a)
Total Semiconductors & Semiconductor Equipment				466,068
Software — 1.1%
Adobe Inc., Senior Notes	2.150%	2/1/27	30,000	31,994
Adobe Inc., Senior Notes	2.300%	2/1/30	50,000	52,920
Total Software				84,914
Total Information Technology				654,462

See Notes to Financial Statements.

Western Asset Short Duration Income ETF 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Short Duration Income ETF

Security	Rate	Maturity Date	Face Amount	Value
Materials — 2.0%
Metals & Mining — 1.7%
Freeport-McMoRan Inc., Senior Notes	4.375%	8/1/28	$20,000	$21,194
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	80,000	84,999	(a)
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	20,000	20,476	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,000	11,162
Total Metals & Mining				137,831
Paper & Forest Products — 0.3%
Georgia-Pacific LLC, Senior Notes	0.625%	5/15/24	20,000	20,053	(a)
Total Materials				157,884
Real Estate — 1.6%
Equity Real Estate Investment Trusts (REITs) — 1.6%
CoreCivic Inc., Senior Notes	5.000%	10/15/22	100,000	95,500
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	10,000	10,250
Simon Property Group LP, Senior Notes	3.500%	9/1/25	20,000	22,069
Total Real Estate				127,819
Utilities — 1.4%
Electric Utilities — 1.4%
DTE Electric Co., First Mortgage	2.625%	3/1/31	20,000	21,740
Duke Energy Ohio Inc., First Mortgage	2.125%	6/1/30	10,000	10,358
Edison International, Senior Notes	4.950%	4/15/25	10,000	11,366
Exelon Corp., Senior Notes	4.050%	4/15/30	10,000	11,693
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	10,000	10,443	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	20,000	20,066
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	20,000	20,292
Total Utilities				105,958
Total Corporate Bonds & Notes (Cost — $6,363,982)				6,638,279
Asset-Backed Securities — 7.9%
Halcyon Loan Advisors Funding Ltd., 2017-2A A2 (3 mo. USD LIBOR + 1.700%)	1.923%	1/17/30	250,000	250,481	(a)(b)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	76,490	78,124	(a)
Symphony CLO XVIII Ltd., 2016-18A B (3 mo. USD LIBOR + 1.800%)	2.018%	1/23/28	250,000	250,275	(a)(b)
Upgrade Receivables Trust, 2018-1A C	5.170%	11/15/24	41,908	42,069	(a)
Total Asset-Backed Securities (Cost — $616,907)				620,949

See Notes to Financial Statements.

10	Western Asset Short Duration Income ETF 2021 Semi-Annual Report

Western Asset Short Duration Income ETF

Security	Rate		Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 2.0%
U.S. Government Obligations — 2.0%
U.S. Treasury Bonds	1.375%		8/15/50	$20,000	$17,872
U.S. Treasury Bonds	1.625%		11/15/50	10,000	9,506
U.S. Treasury Notes	0.375%		12/31/25	10,000	9,978
U.S. Treasury Notes	0.625%		11/30/27	10,000	9,922
U.S. Treasury Notes	0.875%		11/15/30	110,000	107,938
Total U.S. Government & Agency Obligations (Cost — $156,816)					155,216
Sovereign Bonds — 0.8%
Argentina — 0.7%
Argentine Republic Government International Bond, Senior Notes	1.000%		7/9/29	4,719	1,958
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%		7/9/30	135,800	52,011
Total Argentina					53,969
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	2.783%		1/23/31	10,000	10,750
Total Sovereign Bonds (Cost — $85,549)					64,719
Senior Loans — 0.8%
Industrials — 0.7%
Aerospace & Defense — 0.5%
Boeing Co., Term Loan (3 mo. USD LIBOR + 1.250%)	1.467	%-1.470%	2/7/22	40,000	39,738	(b)(e)(f)
Airlines — 0.2%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%		10/20/27	10,000	10,470	(b)(e)(f)
Total Industrials					50,208
Materials — 0.1%
Paper & Forest Products — 0.1%
Asplundh Tree Expert LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.621%		9/4/27	9,975	10,009	(b)(e)(f)
Total Senior Loans (Cost — $58,637)					60,217
Total Investments before Short-Term Investments (Cost — $7,281,891)					7,539,380

See Notes to Financial Statements.

Western Asset Short Duration Income ETF 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Short Duration Income ETF

Security	Rate	Shares	Value
Short-Term Investments — 6.0%
BNY Mellon Cash Reserve Fund (Cost — $470,434)	0.010%	470,434	$470,434
Total Investments — 101.9% (Cost — $7,752,325)			8,009,814
Liabilities in Excess of Other Assets — (1.9)%			(146,910)
Total Net Assets — 100.0%			$7,862,904

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation

LIBOR	— London Interbank Offered Rate

PIK	— Payment-In-Kind

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

At January 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 2-Year Notes	8	3/21	$1,765,920	$1,767,812	$1,892
U.S. Treasury 5-Year Notes	4	3/21	503,382	503,500	118
					2,010
Contracts to Sell:
U.S. Treasury 10-Year Notes	12	3/21	1,655,672	1,644,375	11,297
U.S. Treasury Ultra 10-Year Notes	1	3/21	156,842	153,828	3,014
U.S. Treasury Ultra Long-Term Bonds	1	3/21	214,319	204,719	9,600
					23,911
Net unrealized appreciation on open futures contracts					$25,921

See Notes to Financial Statements.

12	Western Asset Short Duration Income ETF 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

January 31, 2021

Assets:
Investments, at value (Cost — $7,752,325)	$8,009,814
Deposits with brokers for open futures contracts and exchange-traded options	70,024
Interest receivable	60,143
Receivable from broker — net variation margin on open futures contracts	4,500
Total Assets	8,144,481

Liabilities:
Payable for securities purchased	279,641
Investment management fee payable	1,936
Total Liabilities	281,577
Total Net Assets	$7,862,904

Net Assets:
Par value (Note 5)	$3
Paid-in capital in excess of par value	8,405,475
Total distributable earnings (loss)	(542,574)
Total Net Assets	$7,862,904

Shares Outstanding	300,000

Net Asset Value	$26.21

See Notes to Financial Statements.

Western Asset Short Duration Income ETF 2021 Semi-Annual Report	13

Statement of operations (unaudited)

For the Six Months Ended January 31, 2021

Investment Income:
Interest	$120,795

Expenses:
Investment management fee (Note 2)	11,330
Net Investment Income	109,465

Realized and Unrealized Gain on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	20,438
Futures contracts	31,389
Net Realized Gain	51,827
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	115,659
Futures contracts	62,981
Change in Net Unrealized Appreciation (Depreciation)	178,640
Net Gain on Investments and Futures Contracts	230,467
Increase in Net Assets From Operations	$339,932

See Notes to Financial Statements.

14	Western Asset Short Duration Income ETF 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended January 31, 2021 (unaudited) and the Year Ended July 31, 2020	2021	2020

Operations:
Net investment income	$109,465	$791,681
Net realized gain (loss)	51,827	(868,899)
Change in net unrealized appreciation (depreciation)	178,640	(505,819)
Increase (Decrease) in Net Assets From Operations	339,932	(583,037)

Distributions to Shareholders From (Note 1):
Total distributable earnings	(131,569)	(969,065)
Decrease in Net Assets From Distributions to Shareholders	(131,569)	(969,065)

Fund Share Transactions (Note 5):
Cost of shares repurchased (0 and 700,000 shares repurchased, respectively)	—	(16,594,522)
Decrease in Net Assets From Fund Share Transactions	—	(16,594,522)
Increase (Decrease) in Net Assets	208,363	(18,146,624)

Net Assets:
Beginning of period	7,654,541	25,801,165
End of period	$7,862,904	$7,654,541

See Notes to Financial Statements.

Western Asset Short Duration Income ETF 2021 Semi-Annual Report	15

Financial highlights

For a share of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
	2021[1,2]	2020[1]	2019†,1

Net asset value, beginning of period	$ 25.52	$ 25.80	$25.00

Income (loss) from operations:
Net investment income	0.36	0.97	0.48
Net realized and unrealized gain (loss)	0.77	(0.10) [3]	0.72
Total income from operations	1.13	0.87	1.20

Less distributions from:
Net investment income	(0.44)	(1.04)	(0.40)
Net realized gains	—	(0.11)	—
Total distributions	(0.44)	(1.15)	(0.40)

Net asset value, end of period	$ 26.21	$ 25.52	$25.80
Total return, based on NAV[4]	4.47%	3.52%	4.82%

Net assets, end of period (000s)	$ 7,863	$ 7,655	$25,801

Ratios to average net assets:
Gross expenses	0.29%[5]	0.29%	0.29%[5]
Net expenses	0.29 [5]	0.29	0.29 [5]
Net investment income	2.80 [5]	3.85	3.99 [5]

Portfolio turnover rate[6]	32%	72%	54%

†	For the period February 7, 2019 (inception date) to July 31, 2019.

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2021 (unaudited).

[3]

Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund Shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

16	Western Asset Short Duration Income ETF 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Income ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed in cash. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures

Western Asset Short Duration Income ETF 2021 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

18	Western Asset Short Duration Income ETF 2021 Semi-Annual Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$6,638,279	—	$6,638,279
Asset-Backed Securities	—	620,949	—	620,949
U.S. Government & Agency Obligations	—	155,216	—	155,216
Sovereign Bonds	—	64,719	—	64,719
Senior Loans	—	60,217	—	60,217
Total Long-Term Investments	—	7,539,380	—	7,539,380
Short-Term Investments†	—	470,434	—	470,434
Total Investments	—	$8,009,814	—	$8,009,814

Western Asset Short Duration Income ETF 2021 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$25,921	—	—	$25,921
Total	$25,921	$8,009,814	—	$8,035,735

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in certain asset classes or in an attempt to increase the Fund’s return. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and

20	Western Asset Short Duration Income ETF 2021 Semi-Annual Report

delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i)

Western Asset Short Duration Income ETF 2021 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

22	Western Asset Short Duration Income ETF 2021 Semi-Annual Report

As of January 31, 2021, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income are declared and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), is the Fund’s subadviser and Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s sub-subadvisers. LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan

Western Asset Short Duration Income ETF 2021 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.29% of the Fund’s average daily net assets.

As compensation for its subadvisory services, LMPFA pays Western Asset monthly 70% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

Legg Mason Investor Services, LLC (“LMIS”) serves as the distributor of Creation Units for the Fund on an agency basis. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

24	Western Asset Short Duration Income ETF 2021 Semi-Annual Report

3. Investments

During the six months ended January 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$2,152,655	$471,316
Sales	2,047,587	347,362

During the six months ended January 31, 2021, there were no in-kind transactions (Note 5).

At January 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$7,752,325	$304,737	$(47,248)	$257,489
Futures contracts	—	25,921	—	25,921

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at January 31, 2021.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$25,921

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset Short Duration Income ETF 2021 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended January 31, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$31,389

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$62,981

During the six months ended January 31, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$3,077,362
Futures contracts (to sell)	1,957,795

5. Fund share transactions

At January 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on a cash basis. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s

26	Western Asset Short Duration Income ETF 2021 Semi-Annual Report

investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. In December 2020, the ICE Benchmark Administration, the administrator of LIBOR, announced that it had commenced a consultation to determine whether to extend publication of certain U.S. dollar LIBOR settings (overnight and one-, three-, six- and twelve-month U.S. dollar LIBOR) to the end of June 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Western Asset Short Duration Income ETF 2021 Semi-Annual Report	27

Statement regarding liquidity risk management program (unaudited)

As required by law, the fund has adopted and implemented a liquidity risk management program (the “Program”) that is designed to assess and manage liquidity risk. Liquidity risk is the risk that the fund could not meet requests to redeem its shares without significant dilution of remaining investors’ interests in the fund. Legg Mason Partners Fund Advisor, LLC (the “Manager”), the fund’s manager, is the administrator of the Program. The Manager has established a liquidity risk management committee (the “Committee”) to administer the Program on a day-to-day basis.

The Committee, on behalf of the Manager, provided the fund’s Board of Trustees with a report that addressed the operation of the Program, assessed its adequacy and effectiveness of implementation, including, if applicable, the operation of any highly liquid investment minimum (“HLIM”), and described any material changes that had been made to the Program or were recommended (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Report confirmed that there were no material changes to the Program during the Reporting Period and that no changes were recommended.

The Report also confirmed that, throughout the Reporting Period, the Committee had monitored the fund’s portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Reporting Period.

The Report discussed the Committee’s annual review of the Program, which addressed, among other things, the following elements of the Program:

Assessment, Management, and Periodic Review of Liquidity Risk. The Committee reviewed the fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. The Committee noted that the fund’s investment strategy continues to be appropriate for an open-end fund, taking into account, among other things, whether and to what extent the fund held less liquid and illiquid assets and the extent to which any such investments affected the fund’s ability to meet redemption requests. In managing and reviewing the fund’s liquidity risk, the Committee also considered the extent to which the fund’s investment strategy involves a relatively concentrated portfolio or large positions in particular issuers, the extent to which the fund uses borrowing for investment purposes, and the extent to which the fund uses derivatives (including for hedging purposes). The Committee also reviewed the fund’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In assessing the fund’s cash flow projections, the Committee considered, among other factors, historical net redemption activity, redemption policies, ownership concentration, distribution channels, and the degree of certainty associated with the fund’s short-term and long-term cash flow projections. The Committee also considered the fund’s holdings of cash and cash equivalents, as well as borrowing arrangements and other

28	Western Asset Short Duration Income ETF

funding sources, including, if applicable, the fund’s participation in a credit facility, as components of the fund’s ability to meet redemption requests.

The Committee considered the relationship between the fund’s portfolio liquidity and the way in which, and the prices and spreads at which, the fund’s shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee also considered the effect of the composition of baskets on the overall liquidity of the fund’s portfolio.

Liquidity Classification. The Committee reviewed the Program’s liquidity classification methodology for categorizing the fund’s investments into one of four liquidity buckets. In reviewing the fund’s investments, the Committee considered, among other factors, whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the fund would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity.

Highly Liquid Investment Minimum. The Committee performed an analysis to determine whether the fund is required to maintain a Highly Liquid Investment Minimum, and determined that no such minimum is required because the fund primarily holds highly liquid investments.

Compliance with Limitation on Illiquid Investments. The Committee confirmed that during the Reporting Period, the fund did not acquire any illiquid investment such that, after the acquisition, the fund would have invested more than 15% of its assets in illiquid investments that are assets, in accordance with the Program and applicable SEC rules.

Redemptions in Kind. The Committee confirmed that no redemptions in-kind were effected by the fund during the Reporting Period.

The Report stated that the Committee concluded that the Program is reasonably designed and operated effectively to assess and manage the fund’s liquidity risk throughout the Reporting Period.

Western Asset Short Duration Income ETF	29

Western Asset

Short Duration Income ETF

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Custodian

The Bank of New York Mellon

Transfer agent

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Short Duration Income ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Western Asset Short Duration Income ETF

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short Duration Income ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX575450 3/21 SR21-4106

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not	applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 19, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 19, 2021